Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues
Advisory fees	$ 420,918
Brokerage commissions	391,060	811,169	741,336
Underwriting and placement income	152,638	1,574,613	355,371
Introducing and referral income	264,941	278,688	210,009
Handling income	125,736	367,873	176,480
Investment management fee income		30,622	21,368
Interest income and others	42,489	91,311	58,587
Total revenues	1,408,469	3,259,296	2,306,436
Expenses
Brokerage, clearing and exchange fees	69,735	193,135	745,557
Sub-underwriting and sub-placement fees		7,654	123,186
Compensation and benefits	3,286,834	2,103,492	1,412,080
Communications and technology	437,700	116,435	111,832
Deprecation	9,421	10,455	5,122
Occupancy costs	95,416	85,220	49,470
Professional fees	377,275	636,240	107,122
Travel and business development	1,611,485	236,112	158,185
Other administrative expenses	96,722	78,246	100,141
Total expenses	5,984,588	3,466,989	2,816,549
Loss before income taxes	(4,576,119)	(207,693)	(510,113)
Income tax (expenses) income	(13,359)	524	(792)
Net loss	(4,589,478)	(207,169)	(510,905)
Other comprehensive loss
Foreign currency translation adjustments	(81,850)	(2)	(2,388)
Total comprehensive loss	$ (4,671,328)	$ (207,171)	$ (513,293)
Loss per share:
Loss per share Basic (in Dollars per share)	$ 0.34	$ 0.02	$ 0.06
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding Ordinary shares - Basic (in Shares)	13,611,189	11,475,000	9,203,579
Related party
Revenues
Brokerage commissions	$ 7,119	$ 89,743	$ 735,401
Handling income	2,130	2,275	498
Investment management fee income		2,840	1,793
Interest income and others	1,438	$ 10,162	5,593
Expenses
Other administrative expenses			$ 3,854